Transactions with Related Parties - Additional Information (Details) - Entities Controlled by the Key Management Personnel of the Group - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Payment of transaction expenses attributable to loans to customers	₸ 0	₸ 5,748	₸ 4,862
Total value of goods purchased	6,336	4,310
Property and land acquired	970	0
Cost of Goods Sold
Disclosure of transactions between related parties [line items]
Total value of goods purchased	3,215	3,906
Land [Member]
Disclosure of transactions between related parties [line items]
Property and land acquired	0	1,665
Commercial Property [Member]
Disclosure of transactions between related parties [line items]
Property and land acquired	₸ 2,245	₸ 4,779